Label	Element	Value
DREYFUS LIQUID ASSETS INC
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Supplement [Text Block]	ck0000030158_SupplementTextBlock	December 13, 2013 DREYFUS LIQUID ASSETS, INC. Supplement to Summary Prospectuses and Prospectuses dated May 1, 2013 The following changes will take effect as of January 13, 2014
Risk/Return [Heading]	rr_RiskReturnHeading	DREYFUS LIQUID ASSETS INC
Strategy [Heading]	rr_StrategyHeading	The following replaces the second and third sentences in "Principal Investment Strategy" in the summary prospectuses and "Fund Summary - Principal Investment Strategy" in the prospectuses:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the fund normally invests in a diversified portfolio of high quality, short-term dollar-denominated debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; municipal securities; and commercial paper and other short-term corporate obligations of U.S. issuers, including those with floating or variable rates of interest. Normally, the fund invests at least 25% of its assets in domestic or dollar-denominated foreign bank obligations.

Risk [Heading]	rr_RiskHeading	The following supplements "Principal Risks" in the summary prospectuses and "Fund Summary - Principal Risks" and "Fund Details - Investment Risks" in the prospectuses:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

• Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue.